Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 165	$ 138
Regulatory Assets, Noncurrent	1,404	1,273
Regulatory Assets, Total	1,569	1,411
Deferred income tax regulatory assets [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	775	667
Pension and post-retirement medical plan [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	453	380	[1]
Pension and post-retirement medical plan [Member] | Prior period reclassification [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total		35
Cost Recovery Clauses [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	75	17
Environmental remediations [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	31	41
GBPC Hurricane Matthew restoration [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	28	28
Stranded cost recovery [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	28	25
Unamortized Defeasance Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	26	32
Demand Side Management [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	24	28
Demand Side Management [Member] | Nova Scotia Utility and Review Board [Member] | NSPI [Member]
Regulatory Assets [Line Items]
DSM deferral					$ 35
Demand Side Management [Member] | EfficiencyOne [Member] | NSPI [Member]
Regulatory Assets [Line Items]
DSM deferral				$ 31
Deferrals related to derivative instruments [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	10	15
Storm Reserve [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	4	59
Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Total	$ 115	$ 119

[1]
The December 31, 2017 pension and post-retirement medical plan regulatory asset includes a prior period reclassification of $35 million from AOCI, for changes in unrecognized pension and post-retirement benefit costs to be consistent with current year presentation. Refer to note 10 for further details.